OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 81	€ 167	€ 228	€ 302
Metal price lag	(25)	(13)	(40)	(31)
Start-up and development costs	(2)	(3)	(4)	(5)
Bowling Green one-time costs related to the acquisition	0	0	0	(6)
Share-based compensation costs	(5)	(4)	(8)	(7)
Gains on pension plan amendments	(2)	0	(2)	0	€ 0
Depreciation, amortization and impairment	(71)	(60)	(137)	(117)
Restructuring costs	(11)	(1)	(11)	(1)
Unrealized gains / (losses) on derivatives	43	(14)	(10)	17
Unrealized exchange gains / (losses) from the remeasurement of monetary assets and liabilities – net	1	(1)	(1)	0
(Losses) / gains on disposals	0	(1)	0	(2)
Other	(10)	(1)	(10)	(1)
(Loss) / income from operations	(1)	69	5	149
Finance costs - net	(42)	(43)	(87)	(89)
Share of income of joint-ventures	0	0	0	5
(Loss) / income before income tax	(43)	26	(82)	65
Income tax benefit / (expense)	11	(9)	19	(24)
Net (loss) / income	(32)	17	(63)	41	€ 64
Procurement penalties and termination fees			5
Loss on hedge ineffectiveness recognised in profit or loss	5	0	5	0
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	58	79	124	138
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	31	64	83	116
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	(1)	30	33	59
Start-up and development costs			(4)	(5)
Holdings & Corporate
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (7)	€ (6)	€ (12)	€ (11)